UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
        (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	12/31_

Date of reporting period:	03/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
March 31, 2009
(Unaudited)

Common Stocks - 99.22%	Shares	Value

Accident & Health Insurance - 3.62%
PartnerRe Ltd.	12,075	$ 749,495

Beverages - 3.37%
PepsiCo, Inc.	13,575	698,841

Books: Publishing or Publishing and Printing - 3.08%
McGraw-Hill Companies, Inc. / The	27,900	638,073

Computer & Office Equipment - 2.97%
International Business Machines Corp.	6,350	615,252

Crude Petroleum & Natural Gas - 2.65%
Questar Corp.	18,625	548,134

Drilling Oil & Gas Wells - 1.40%
Helmerich & Payne, Inc.	12,765	290,659

Electric Services - 3.26%
Progress Energy, Inc.	18,625	675,342

Footwear (No Rubber) - 2.70%
Wolverine World Wide, Inc.	35,950	560,101

Insurance Agents, Brokers & Service- 2.63%
Arthur J. Gallagher & Co.	32,100	545,700

Investment Advice - 3.26%
Federated Investors, Inc. - Class B	30,325	675,035

Miscellaneous Fabricated Metal Products - 2.70%
Parker Hannifin Corp.	16,450	558,971

Miscellaneous Food Preparations & Kindred Products - 3.40%
McCormick & Co., Inc.	23,850	705,244

National Commercial Banks - 2.94%
Cullen/Frost Bankers, Inc.	13,000	610,220

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.09%
Valspar Corp. / The	32,070	640,438

Perfumes, Cosmetics & Other Toilet Preparations - 3.44%
Colgate-Palmolive Co.	12,075	712,183

Petroleum Refining - 8.94%
Chevron Corp.	10,645	715,770
Exxon Mobil Corp.	10,025	682,702
Holly Corp.	21,400	453,680
		1,852,152

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

Common Stocks - 99.22% - continued	Shares	Value

Pharmaceutical Preparations - 6.48%
Abbott Laboratories	13,900	$ 663,030
Johnson & Johnson	12,925	679,855
		1,342,885

Retail - Drug Stores and Proprietary Stores - 3.37%
Walgreen Co.	26,925	698,973

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.95%
T. Rowe Price Group, Inc.	21,150	610,389

Semiconductors & Related Devices - 3.58%
Linear Technology Corp.	32,275	741,679

Ship & Boat Building & Repairing - 2.48%
General Dynamics Corp.	12,350	513,637

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.68%
Procter & Gamble Company / The	11,775	554,485

State Commercial Banks - 2.92%
Northern Trust Corp.	10,100	604,182

Surgical & Medical Instruments & Apparatus - 2.87%
Stryker Corp.	17,500	595,700

Telephone Communications - 5.78%
AT&T, Inc.	23,575	594,090
Verizon Communications, Inc.	20,000	604,000
		1,198,090

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.95%
Cardinal Health, Inc.	19,425	611,499

Wholesale - Durable Goods - 3.46%
W.W. Grainger, Inc.	10,225	717,590

Wholesale - Groceries & Related Products - 3.31%
Sysco Corp.	30,050	685,140

Wholesale - Motor Vehicle Supplies & New Parts - 2.94%
Genuine Parts Co.	20,425	609,891

TOTAL COMMON STOCKS (Cost $24,619,385)		20,559,980

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
March 31, 2009
(Unaudited)

	Shares	Value

Money Market Securities - 0.46%
Huntington Money Market Fund - Investment A Shares, 0.02% (a)	94,610	$94,610

TOTAL MONEY MARKET SECURITIES (Cost $94,610)		94,610

TOTAL INVESTMENTS (Cost $24,713,995) - 99.68%		$20,654,590

Other assets less liabilities - 0.32%		67,290

TOTAL NET ASSETS - 100.00%		$20,721,880

(a) Variable rate security; the money market rate shown represents the rate at March 31, 2009.

Tax Related
Unrealized appreciation	$ 898,241
Unrealized depreciation	(4,957,646)
Net unrealized depreciation	$ (4,059,405)

Aggregate cost of securities for income tax purposes	$24,713,995

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments
March 31, 2009
(Unaudited)

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments – continued
March 31, 2009

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 20,654,590	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 20,654,590	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related

3 to 1 Diversified Equity Fund
Schedule of Investments
March 31, 2009 - unaudited

Common Stocks - 93.49%	Shares	Value

Aerospace/Defense Equipment - 0.33%
BBA Aviation PLC	82,000	$ 97,046

Agricultural Operations - 0.09%
Indofood Agri Resources Ltd. (a)	65,000	25,441

Athletic Footwear - 0.19%
ASICS CORP.	8,000	54,915

Automobiles - 0.33%
Daimler AG	2,385	61,462
ISUZU MOTORS LTD.	30,000	36,145
		97,607

Banks - 4.66%
Banco Santander SA	17,439	120,165
Bank of America Corp.	50,065	341,443
Bank Sarasin & Cie AG - Class B	4,158	87,577
DBS Group Holdings Ltd.	17,545	97,524
DnB NOR ASA	22,312	99,960
Julius Baer Holding AG	5,161	127,085
National Bank of Greece S.A.	11,148	168,878
Societe Generale	3,929	153,884
Sumitomo Mitsui Financial Group, Inc.	2,200	75,954
UniCredit SpA	63,600	104,874
		1,377,344

Batteries/Battery Systems - 0.81%
Energizer Holdings, Inc. (a)	3,170	157,517
Saft Groupe S.A. (a)	3,033	81,744
		239,261

Breweries - 0.61%
Carlsberg A/S	4,428	181,543

Chemicals - 3.99%
Albemarle Corp.	13,400	291,718
Monsanto Co.	1,850	153,735
Mosaic Co./The	5,010	210,320
NewMarket Corp.	9,410	416,863
Sumitomo Chemical Co., Ltd.	32,000	107,887
		1,180,523

Coal - 0.10%
Centennial Coal Company Ltd.	21,100	29,466

Consumer Products - 0.88%
Knoll, Inc.	14,060	86,188
Procter & Gamble Co./The	3,725	175,410
		261,598

Construction - 0.23%
Astaldi S.p.A.	16,598	68,314

Diversified Conglomerates - 0.55%
Jardine Matheson Holdings Ltd.	9,000	163,800

Electric Power - 2.37%
AES Corp./The (a)	26,905	156,318
Electricite de France S.A. (EDF)	2,907	113,991
Electric Power Development Co., Ltd.	2,100	62,084
International Power plc	37,919	114,504
SunPower Corp. - Class A (a)	7,480	177,874
Suntech Power Holdings Co., Ltd. (a) (b)	6,420	75,050
		699,821

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2009 - unaudited

Common Stocks - 93.49% - continued	Shares	Value

Electronics - 3.94%
Dell, Inc. (a)	16,025	$ 151,917
Emerson Electric Co.	7,670	219,209
General Cable Corp. (a)	10,630	210,687
International Business Machines Corp. (IBM)	4,850	469,916
Nippon Electric Glass Co., Ltd.	6,000	41,673
Prysmian SpA	7,061	70,310
		1,163,712

Engineering - 0.48%
McDermott International, Inc. (a)	10,690	143,139

Finance - 3.49%
American Express Co.	43,185	588,612
Blackstone Group LP/The	26,250	190,312
London Stock Exchange Group plc	5,244	42,541
NASDAQ OMX Group, Inc./The (a)	10,735	210,191
		1,031,656

Firearms - 1.28%
Sturm, Ruger & Co, Inc. (a)	30,600	377,298

Food & Beverages - 4.46%
Coca-Cola Co./The	18,690	821,425
Lance, Inc.	10,056	209,366
Nestle SA (d)	8,489	287,272
		1,318,063

Gas - Distribution - 0.46%
Enagas	5,945	84,218
Tokyo Gas Co., Ltd.	15,000	52,394
		136,612

Gold, Platinum & Silver - 6.55%
Agnico-Eagle Mines Ltd.	4,245	241,625
Barrick Gold Corp.	7,310	236,990
Goldcorp, Inc.	8,805	293,383
Newmont Mining Corp.	17,540	785,090
NovaGold Resources, Inc. (a)	72,340	199,658
Silver Wheaton Corp. (a)	21,755	179,044
		1,935,790

Healthcare - 0.85%
Fresenius Medical Care AG & Co.	4,039	156,745
Owens & Minor, Inc.	2,870	95,083
		251,828

Import/Export - 0.68%
DP World Ltd.	228,303	54,793
ITOCHU Corp.	30,000	145,186
		199,979

Insurance - 6.61%
Aksigorta AS	68,272	106,098
Alleghany Corp. (a)	812	219,892
Allianz SE	1,992	168,177
AXA Asia Pacific Holdings Ltd.	33,070	78,120
Fondiaria - Sai S.p.A.	16,696	158,492
Investors Title Co.	3,192	92,536
Markel Corp. (a)	765	217,168
Montpelier Re Holdings Ltd.	18,060	234,058
Tokio Marine Holdings, Inc.	5,500	133,365
Wesco Financial Corp.	735	202,860
White Mountains Insurance Group, Ltd.	848	145,780
Zurich Financial Services AG	1,242	196,715
		1,953,261

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2009 - unaudited

Common Stocks - 93.49% - continued	Shares	Value

Investment Companies - 0.27%
Cheung Kong Infrastructure Holdings Ltd.	19,643	$ 78,572

Leisure & Entertainment - 1.15%
Carnival plc	4,764	108,321
City Developments Ltd.	8,000	26,839
MGM Mirage (a)	30,720	71,578
Sol Melia, S.A.	18,600	52,600
Wynn Resorts, Ltd. (a)	4,100	81,877
		341,215

Machinery - 2.22%
Caterpillar, Inc.	7,800	218,088
Danieli & Co. S.p.A.	14,297	79,723
Deere & Co.	6,855	225,324
Kone OYJ - Class B	6,359	131,705
		654,840

Medical Products - 0.97%
Johnson & Johnson	5,465	287,459

Metals, Minerals & Mining - 2.39%
Martin Marietta Materials, Inc.	1,700	134,810
Rio Tinto plc	4,566	153,927
Titanium Metals Corp.	27,690	151,464
Tredegar Corp.	12,300	200,859
Vulcan Materials Co.	1,500	66,435
		707,495

Oil Companies - 2.13%
Hess Corp.	7,568	410,186
Transocean Ltd. (a)	3,705	218,002
		628,188

Petroleum & Natural Gas - 14.10%
Atwood Oceanics, Inc. (a)	12,030	199,578
Buckeye Partners, L.P.	3,900	139,074
Canadian Natural Resources Ltd.	9,340	360,150
Delta Petroleum Corp. (a)	10,220	12,264
Devon Energy Corp.	2,990	133,623
Enia SpA	18,972	92,883
Galp Energia SGPS SA - Class B	7,916	94,378
KazMunaiGas Exploration Production (c)	9,600	143,040
Kinder Morgan Management, LLC (a)	4,936	201,191
Murphy Oil Corp.	9,165	410,317
Oilsands Quest, Inc. (a)	153,370	110,426
Petroleo Brasileiro S.A. (b)	15,210	463,449
Royal Dutch Shell plc - Class A	13,517	304,626
Suncor Energy, Inc.	27,675	614,662
Total SA	4,877	242,328
Valero Energy Corp.	36,085	645,922
		4,167,911

Pharmaceutical Preparations - 3.18%
Alnylam Pharmaceuticals, Inc. (a)	7,995	152,225
Bristol-Myers Squibb Co.	6,635	145,439
CSL Ltd.	4,105	92,664
Roche Holding AG	2,297	315,532
Sepracor, Inc. (a)	9,775	143,301
Valeant Pharmaceuticals International (a)	5,130	91,263
		940,424

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2009 - unaudited

Common Stocks - 93.49% - continued	Shares	Value

Public Thoroughfares - 0.59%
Atlantia S.p.A.	11,526	$ 174,145

Real Estate Development and Management - 1.63%
Cheung Kong (Holdings) Ltd.	21,000	180,871
Kerry Properties Ltd.	34,500	83,245
Mitsubishi Estate Company Ltd.	5,000	55,786
Tejon Ranch Co. (a)	7,780	160,813
		480,715

Restaurants - 1.78%
McDonald's Corp.	7,210	393,450
Whitbread PLC	11,785	133,219
		526,669

Retail - 6.58%
Barnes & Noble, Inc.	9,615	205,569
Compagnie Financiere Richemont SA	4,235	66,220
Inergy, L.P.	8,500	186,320
PriceSmart, Inc.	14,700	264,747
Wal-Mart Stores, Inc.	10,380	540,798
WH Smith PLC	13,775	70,299
Whole Foods Market, Inc.	36,450	612,360
		1,946,313

Safety - 0.43%
Brink's Home Security Holdings, Inc. (a)	5,620	127,012

Services - 5.24%
Advent Software, Inc. (a)	8,640	287,798
CME Group, Inc.	1,120	275,957
Corrections Corporation of America (a)	11,500	147,315
Eaton Vance Corp.	11,500	262,775
Fluor Corp.	3,600	124,380
IMS Health, Inc.	11,300	140,911
Korn/Ferry International (a)	16,790	152,117
L-1 Identity Solutions, Inc. (a)	13,175	67,324
Service Corp. International	25,800	90,042
		1,548,619

Telecommunications - 2.58%
Millicom International Cellular S.A.	4,688	173,644
Nippon Telegraph & Telephone Corp.	3,000	113,294
Singapore Telecommunications Ltd.	101,000	168,090
Telefonica S.A.	15,425	307,599
		762,627

Television - 0.58%
Mediaset S.p.A.	11,100	49,480
Modern Times Group MTG AB - Class B	7,165	121,550
		171,030

Tobacco Products - 0.75%
JAPAN TOBACCO, INC.	84	222,736

Toys - 0.49%
Nintendo Co., Ltd.	500	144,021

Transportation - 2.49%
Alexander & Baldwin, Inc.	9,900	188,397
Brink's Co./The	8,720	230,731
Central Japan Railway Co.	34	190,706
Deutsche Post AG	7,587	81,793
Mitsui O.S.K. Lines Ltd.	9,000	43,829
		735,456

TOTAL COMMON STOCKS (Cost $39,349,676)		27,633,464

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2009 - unaudited

Real Estate Investment Trusts - 1.45%	Shares	Value

Hatteras Financial Corp.	11,200	$ 279,888
UDR, Inc.	17,405	149,857

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $595,256)		429,745

Exchange-Traded Funds - 4.17%

iShares Silver Trust (a)	27,005	345,394
Market Vectors Gold Miners (a)	6,440	237,507
SPDR Gold Trust (a)	7,200	650,016

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,197,192)		1,232,917

TOTAL INVESTMENTS (Cost $41,142,124) - 99.11%		$ 29,296,126

Cash and other assets less liabilities - 0.89%		261,936

TOTAL NET ASSETS - 100.00%		$ 29,558,062

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) New York Registry.

Tax Related
Unrealized appreciation		$ 1,016,369
Unrealized depreciation		(12,862,367)
Net unrealized depreciation		$ (11,845,998)

Aggregate cost of securities for income tax purposes		$ 41,142,124

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
March 31, 2009 - unaudited

Diversification of Assets:	Percentage of
Net Assets
Australia	0.68%
Bermuda	0.79%
Brazil	1.57%
Canada	7.56%
China	0.25%
Denmark	0.61%
Finland	0.45%
France	2.00%
Germany	1.58%
Greece	0.57%
Hong Kong	1.71%
Italy	2.70%
Japan	5.01%
Kazakhstan	0.48%
Luxembourg	0.59%
Netherlands	1.03%
Norway	0.34%
Portugal	0.32%
Singapore	1.08%
Spain	1.91%
Sweden	0.41%
Switzerland	4.39%
Turkey	0.36%
United Arab Emirates	0.19%
United Kingdom	2.44%
United States	60.09%
Total	99.11%
Cash and other assets less liabilities	0.89%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
March 31, 2009 - unaudited

	Principal
Asset-Backed Security - 1.43%	Amount	Value

CNH Equipment Trust, Series 2008-B, Class A3, 4.780%, 07/16/2012 (a)	$100,000	$100,873
Merrill Auto Trust Securitization Series, 2008-1, Class A4A, 6.150%, 04/15/2015 (a)	105,000	106,538
USAA Auto Owner Trust, Series 2008-3, Class A4, 4.710%, 02/18/2014 (a)	100,000	99,386

TOTAL ASSET-BACKED SECURITY (Cost $304,969)		306,797

Corporate Bonds - 57.69%

Advanced Micro Devices, Inc., 7.750%, 11/01/2012	202,000	107,817
AES Corp., 7.750%, 10/15/2015	90,000	78,975
Altria Group, Inc., 9.700%, 11/10/2018	100,000	109,023
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	353,000	75,895
Amkor Technologies, Inc., 9.250%, 06/01/2016	362,000	280,550
Anheuser-Busch Co., Inc., 4.500%, 04/01/2018	40,000	33,849
Anheuser-Busch Co., Inc., 6.450%, 09/01/2037	50,000	41,615
AT&T, Inc., 5.800%, 02/15/2019	110,000	109,662
Aventine Renewable Energy, Inc., 10.000%, 04/01/2017 (c)	433,000	80,105
Bank of America Corp., 5.750%, 12/01/2017	65,000	54,710
Barrick Gold Corp., 6.950%, 04/01/2019	35,000	35,222
Bear Stearns Co., Inc., 6.400%, 10/02/2017	90,000	87,733
Boyd Gaming Corp., 6.750%, 04/15/2014	704,000	411,840
Brigham Exploration Co., 9.625%, 05/01/2014	324,000	100,440
Callon Petroleum Co., 9.750%, 12/08/2010	137,000	55,485
Capmark Financial Group, Inc., 5.875%, 05/10/2012	800,000	158,582
Caterpillar Financial Services Corp., 5.450%, 04/15/2018	15,000	12,891
Caterpillar Financial Services Corp., 7.150%, 02/15/2019	45,000	41,229
Chesapeake Energy Corp., 6.500%, 08/15/2017	25,000	20,500
CIT Group, Inc., 3.375%, 04/01/2009	175,000	175,000
CIT Group, Inc., 5.000%, 02/01/2015	22,000	13,421
CIT Group, Inc., 5.000%, 02/13/2014	9,000	5,164
CIT Group, Inc., 5.125%, 09/30/2014	1,000	606
CIT Group, Inc., 5.400%, 01/30/2016	5,000	3,001
CIT Group, Inc., 5.650%, 02/13/2017	5,000	2,901
CIT Group, Inc., 5.800%, 10/01/2036	5,000	2,759
CIT Group, Inc., 5.850%, 09/15/2016	1,000	566
CIT Group, Inc., 12.000%, 12/18/2018 (b)	70,000	40,700
Citigroup, Inc., 6.500%, 08/19/2013	105,000	96,575
Clayton William Energy, Inc., 7.750%, 08/01/2013	293,000	183,125
Colonial Realty L.P., 5.500%, 10/01/2015	60,000	36,038
Comcast Corp., 6.950%, 08/15/2037	124,000	115,812
Cox Communications, Inc., 6.750%, 03/15/2011	45,000	44,983
Crane Co., 6.550%, 11/15/2036	60,000	44,880
Cricket Communications, Inc., 9.375%, 11/01/2014	460,000	440,450
CSC Holdings, Inc., 7.875%, 02/15/2018	10,000	9,200
CSC Holdings, Inc., 8.500%, 04/15/2014 (b)	15,000	14,850
CSC Holdings, Inc., 8.625%, 02/15/2019 (b)	65,000	62,888
Dr. Pepper Snapple Group, 6.820%, 05/01/2018	44,000	41,596
Dune Energy, Inc., 10.500%, 06/01/2012	371,000	89,040
Embarq Corp., 7.995%, 06/01/2036	180,000	135,305
Equifax, Inc., 7.000%, 07/01/2037	45,000	32,040
Fiserv, Inc., 6.125%, 11/20/2012	60,000	59,408
Florida Power & Light, 4.950%, 06/01/2035	25,000	22,018
Ford Motor Co., 7.450%, 07/16/2031	50,000	16,125
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,094,000	732,151
Freescale Semiconductor, 10.125%, 12/15/2016	75,000	13,875
Frontier Communications Corp., 7.875%, 01/15/2027	55,000	37,400
Gaylord Entertainment Co., 8.000%, 11/15/2013	455,000	302,575
General Electric Capital Corp., 5.625%, 09/15/2017	220,000	193,134
General Electric Capital Corp., 5.875%, 01/14/2038	5,000	3,582
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	100,625
GMAC LLC, 6.000%, 12/15/2011 (b)	18,000	12,262
GMAC LLC, 6.625%, 05/15/2012 (b)	75,000	50,360
GMAC LLC, 7.250%, 03/02/2011	777,000	506,079
GMAC LLC, 8.000%, 11/01/2031 (b)	30,000	14,471
Goldman Sachs Group, Inc., 6.150%, 04/01/2018	120,000	109,793
Goldman Sachs Group, Inc., 6.750%, 10/01/2037	135,000	91,528
Halliburton Co., 7.450%, 09/15/2039	80,000	80,427
HCA, Inc., 9.125%, 11/15/2014	35,000	32,988

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2009 - unaudited
	Principal
Corporate Bonds - 57.69% - continued	Amount	Value

HCA, Inc., 7.500%, 12/15/2023	$25,000	$13,371
Heinz (H.J.) Co., 5.350%, 07/15/2013	105,000	108,414
Home Depot, Inc., 5.875%, 12/16/2036	80,000	56,813
Hospira, Inc., 6.050%, 03/30/2017	20,000	17,877
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	32,129
ICAHN Enterprises, 7.125%, 02/15/2013	571,000	456,800
International Lease Finance Corp., 5.000%, 04/15/2010	30,000	23,835
International Lease Finance Corp., 5.300%, 05/01/2012	5,000	2,867
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	2,774
International Lease Finance Corp., 5.650%, 06/01/2014	15,000	7,823
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	8,295
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	31,150
iSTAR Financial, Inc., 1.634%, 03/09/2010 (a)	720,000	476,100
iSTAR Financial, Inc., 6.000%, 12/15/2010	35,000	19,606
JPMorgan Chase & Co., 2.125%, 06/22/2012	55,000	55,308
JPMorgan Chase & Co., 6.000%, 01/15/2018	65,000	65,767
Kraft Foods, Inc., 6.125%, 08/23/2018	55,000	55,229
Kraft Foods, Inc., 6.875%, 02/01/2038	50,000	49,254
Kroger Co., 6.900%, 04/15/2038	115,000	116,518
Level 3 Financing, Inc., 9.250%, 11/01/2014	667,000	463,565
M/I Homes, Inc., 6.875%, 04/01/2012	85,000	45,050
Marsh & McLennan Co., Inc. 9.250%, 04/15/2019	40,000	40,843
McKesson Corp., 7.500%, 02/15/2019	40,000	42,530
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	36,309
Merrill Lynch & Co., 5.450%, 02/05/2013	70,000	57,430
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	86,164
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	557,000	543,075
MGM Mirage, Inc., 7.625%, 01/15/2017	115,000	41,400
Mobile Mini, Inc., 6.875%, 05/01/2015	321,000	223,095
Morgan Stanley, 4.250%, 05/15/2010	65,000	63,214
Morgan Stanley, 5.550%, 04/27/2017	35,000	31,193
Morgan Stanley, 6.625%, 04/01/2018	30,000	28,653
Morgan Stanley, 6.750%, 04/15/2011	10,000	10,012
Motorola, Inc., 6.500%, 09/01/2025	10,000	6,363
Motorola, Inc., 6.625%, 11/15/2037	10,000	6,193
Nabors Industries, Inc., 9.250%, 01/15/2019 (b)	40,000	37,988
NGPL Pipeco LLC, 6.514%, 12/15/2012 (b)	65,000	62,142
Oneok Partners, LP., 8.625%, 03/01/2019	40,000	40,429
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	22,460
Pfizer, Inc., 7.200%, 03/15/2039	110,000	118,343
Phi, Inc., 7.125%, 04/15/2013	77,000	47,836
Qwest Corp., 6.875%, 09/15/2033	30,000	19,800
Qwest Corp., 7.200%, 11/10/2026	170,000	116,450
Reynolds American, Inc., 7.250%, 06/15/2037	70,000	51,236
Roche Holdings, Inc., 6.000%, 03/01/2019 (b)	110,000	113,430
Six Flags, Inc., 9.750%, 04/15/2013	411,000	39,045
SLM Corp., 5.000%, 10/01/2013	50,000	26,612
SLM Corp., 5.375%, 05/15/2014	10,000	5,187
SLM Corp., 8.450%, 06/15/2018	50,000	27,040
Southern California Edison, 7.625%, 01/15/2010	35,000	36,177
Sprint Capital Corp., 6.875%, 11/15/2028	250,000	153,750
Sprint Capital Corp., 7.625%, 01/30/2011	472,000	438,960
Steel Dynamics, Inc., 7.375%, 11/01/2012 (b)	40,000	31,400
Tenet Healthcare Corp., 9.875%, 07/01/2014	535,000	419,975
Teppco Partners L.P., 7.550%, 04/15/2038	45,000	34,979
Time Warner Cable, Inc., 8.250%, 04/01/2019	85,000	87,496
Time Warner, Inc., 6.500%, 11/15/2036	60,000	49,492
Trump Entertainment Resorts, 8.500%, 06/01/2015 (c)	867,000	73,695
Unisys Corp., 12.500%, 01/15/2016	81,000	21,566
United Refining Co., 10.500%, 08/15/2012	354,000	207,090
United Rentals North America, Inc., 6.500%, 02/15/2012	345,000	277,725
US Concrete, Inc., 8.375%, 04/01/2014	399,000	161,595
US Steel Corp., 6.650%, 06/01/2037	40,000	22,643
USG Corp., 6.300%, 11/15/2016	55,000	30,525
Valero Energy Corp., 9.375%, 03/15/2019	55,000	56,872
Waste Management, Inc., 7.375%, 03/11/2019	30,000	30,651
Wellpoint, Inc., 7.000%, 02/15/2019	85,000	85,196
Willis North America, Inc., 6.200%, 03/28/2017	30,000	21,058
Wynn Las Vegas LLC., 6.625%, 12/01/2014	27,000	20,520
Xerox Corp., 6.350%, 05/15/2018	110,000	82,080
XTO Energy, Inc., 6.375%, 06/15/2038	95,000	84,902

TOTAL CORPORATE BONDS (Cost $16,683,817)		12,347,188

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2009 - unaudited

	Principal
Convertible Corporate Bonds - 2.75%	Amount	Value

Affymetrix, Inc., 3.500%, 01/15/2038	$ 381,000	$201,930
Diodes, Inc., 2.250%, 10/01/2026	50,000	38,375
JA Solar Holdings Co. Ltd., 4.500%, 05/15/2013	246,000	122,385
Nektar Therapeutics, 3.250%, 09/28/2012	345,000	225,112

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $662,430)		587,802

Foreign Bonds - 4.69%

Canadian Government Bond, 5.000%, 06/01/2014	365,000	336,312
Enersis S.A. 7.375%, 01/15/2014	40,000	41,616
Export-Import Bank of Korea, 8.125%, 01/21/2014	100,000	103,465
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	106,384
Inter-American Development Bank, 1.900%, 07/08/2009	8,000,000	81,255
OeKB-Oesterreichische Kontrollbank, 1.800%, 03/22/2010	8,000,000	81,401
Republic of Indonesia, 7.750%, 01/17/2038 (b)	100,000	78,000
Telecom Italia Capital S.p.A., 7.200%, 07/18/2036	120,000	95,195
True Move Co. Ltd., 10.750%, 12/16/2013 (b)	100,000	48,500
Weatherford International Ltd., 6.500%, 08/01/2036	45,000	31,760

TOTAL FOREIGN BONDS (Cost $1,051,514)		1,003,888

Mortgage-Backed Securities - 16.88%

Bear Stearns Commercial Mortgage, Series 2007-PW15, Class A4, 5.331%, 02/11/2044 (a)	25,000	18,305
Bear Stearns Commercial Mortgage, Series 2006-PW13, Class A4, 5.540%, 09/11/2041 (a)	65,000	54,163
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049 (a)	40,000	32,170
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049 (a)	60,000	40,110
Commercial Mortgage Pass-Through Certificate, Series 2006-C7, Class A4, 5.961%, 06/10/2046 (a)	50,000	38,374
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 07/15/2017 (a)	100,000	65,667
Credit Suisse Mortgage Capital Certificate, Series 2008-C1, Class A3, 6.425%, 09/15/2017 (a)	65,000	44,734
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	185,094	189,470
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	132,009	135,130
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	124,253	130,317
Fannie Mae, Pool #888478, 6.000%, 07/01/2037	89,869	94,044
Fannie Mae, Pool #888545, 6.500%, 07/01/2037	71,419	75,332
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	89,504	94,412
Fannie Mae, Pool #899945, 5.500%, 12/01/2037	211,465	219,730
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	141,973	148,209
Fannie Mae, Pool #938605, 6.000%, 05/01/2022	188,641	197,724
Fannie Mae, Pool #940807, 6.000%, 07/01/2037	91,288	95,467
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	100,306	104,165
Fannie Mae, Pool #960470, 6.500%, 12/01/2037	106,538	112,374
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	74,086	76,542
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	90,444	94,585
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	91,261	95,438
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	266,055	274,741
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	194,222	202,467
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	57,492	59,924
Ginnie Mae, Pool #685839, 5.000%, 04/15/2038	45,735	47,524
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	220,267	230,640
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%,03/10/2039 (a)	115,000	83,194
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039 (a)	120,000	90,507
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.065%, 04/15/2045 (a)	100,000	75,791
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/2049 (a)	100,000	67,920
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LC11, Class A4, 6.007%, 06/15/2049 (a)	25,000	17,281
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030 (a)	100,000	90,233
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039 (a)	50,000	36,138
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.080%, 06/15/2038 (a)	50,000	38,049
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041 (a)	50,000	38,638
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.803%, 06/11/2017 (a)	110,000	83,297
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.458%, 01/11/2018 (a)	25,000	19,493

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,649,676)		3,612,299

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
March 31, 2009 - unaudited

	Principal
U.S Government Securities - 8.47%	Amount	Value

Fannie Mae, 5.000%, 02/13/2017	$73,000	$80,024
Fannie Mae, 5.375%, 06/12/2017	205,000	229,247
U.S. Treasury Bond, 3.500%, 02/15/2039	205,000	202,631
U.S. Treasury Bond, 2.750%, 02/15/2019	55,000	55,318
U.S. Treasury Bond, 0.875%, 02/28/2011	205,000	205,456
U.S. Treasury Bond, 0.875%, 03/31/2011	355,000	355,583
U.S. Treasury Note, 3.750%, 11/15/2018	180,000	196,271
U.S. Treasury Note, 5.375%, 02/15/2031	110,000	138,720
U.S. Treasury Inflationary Index Bond, 2.375%, 01/15/2025	335,994	350,274

TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,735,093)		1,813,524

Preferred Stock - 0.08%	Shares

Fannie Mae, Series Q, 6.750%	22,000	11,000
GMAC Preferred Blocker, 7.000% (b)	27	5,377

TOTAL PREFERRED STOCK (Cost $91,070)		16,377

Money Market Securities - 6.33%

Huntington U.S. Treasury Money Market Fund - Investment Shares, 0.02% (d)	1,354,828	1,354,828

TOTAL MONEY MARKET SECURITIES (Cost $1,354,828)		1,354,828

TOTAL INVESTMENTS (Cost $25,533,397) - 98.32%		$21,042,703

Other assets less liabilities - 1.68%		358,768

TOTAL NET ASSETS - 100.00%		$21,401,471

(a) Variable Rate Security; the rate shown represents the rate at March 31, 2009.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
See Note 5 in the Notes to the Financial Statements.
(c) In default.
(d) Variable Rate Security; the money market rate shown represents the rate at March 31, 2009.

Tax Related
Unrealized appreciation		$ 411,419
Unrealized depreciation		(4,902,113)
Net unrealized depreciation		$(4,490,694)

Aggregate cost of securities for income tax purposes		$ 25,533,397

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds

Related Notes to the Schedule of Investments

March 31, 2009

(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds a Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 10, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to mea sure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Diversified Equity Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 29,296,126	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 29,296,126	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Strategic Income Fund’s assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 1,371,205	$ -
Level 2 – Other Significant Observable Inputs	$ 19,671,498	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 21,042,703	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Strategic Income Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 12/31/2008	$ 6,750	$ -	$ -
Realized Gain (Loss)	$ -	* -	-
Change in unrealized appreciation (depreciation)	$ -	-	-
Net purchases (sales)	$ -	-	-
Transfers in and/or out of Level 3	$ (6,750)	-	-
Balance as of 03/31/2009	$ -	$ -	$ -

*The realized gain (loss) earned during the quarter ended March 31, 2009 for other financial instruments was $0.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant          Unified Series Trust_______________

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	05/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	05/28/2009

By

_______/s/ Christopher E. Kashmerick ________________________

Christopher E. Kashmerick, Treasurer

Date	05/28/2009

.